                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number 811-21214

                              Opus Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               440 Lincoln Street
                         Worcester, Massachusetts 01653
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              George M. Boyd, Esq.
                               Allmerica Financial
                               440 Lincoln Street

                         Worcester, Massachusetts 01653
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-508-855-1000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

Item 1. Report(s) to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                    [Graphic]


                                      Opus
                                  Cash Reserves


                                Semiannual Report
                                 March 31, 2005

Opus Cash Reserves
Semi Annual Commentary - March 31/st/ 2005
Opus Investment Management

April 7, 2005

Opus Cash Reserves returned 0.82% for the period from inception (November 18, 2004) through March 31, 2005, outperforming its benchmark, the Salomon Smith Barney Three-Month U.S. Treasury Bill Index*, which returned 0.63%.

From inception, the Fund maintained a relatively short weighted-average maturity, in the range of 10 to 20 days. This position enabled the fund to take advantage of a rapidly increasing interest rate environment as the Federal Reserve Board (Fed) moved the Federal Funds rate from 2.00% to 2.75% during the period. By focusing primarily on short dated, high quality, commercial paper and certificates of deposit, the Fund was successful in its attempt to outperform its benchmark. Floating-rate notes were also utilized in the portfolio for their built in reset functions, which help to keep pace with the Fed rate hikes.

The economy continued to perform well during a long and unseasonably cold winter across the United States. The New Year brought with it optimism of domestic prosperity and continued momentum. The stock market, which experienced a dramatic run up during the fourth quarter, managed to hold its gains. The ten-year Treasury note, also a widely watched measure of economic health, had its yield move higher from 4.22% at the beginning of the quarter to 4.48% as of March 31. The shorter two-year Treasury note moved rapidly higher from 3.07% at year end 2004 to 3.78%.

We believe that recent economic progress is sustainable and that the U.S. appears to be solidly on the path to recovery. GDP numbers are expected to run in the 3.5% to 4.00% range going forward, indicative of healthy economic activity. Job growth stayed consistent through the winter months with the economy adding several hundred thousand jobs across various sectors. The unemployment rate moved lower to 5.2% as of the most recent March reading. The housing market continues to astonish, registering double digit year-over-year gains in many parts of the country. Corporate revenues and profitability appear to have stabilized, which we believe should lead to expenditures on equipment and an increase in jobs. This activity should support any economic recovery and expansion.

The reemergence of inflation is a concern for the economy going forward. Higher commodity and energy prices could hurt the consumer's ability to support the economy. With oil and gas prices at near historic highs and the savings rate of U.S. citizens at all time lows, many speculate that consumer discretionary spending will decrease below the level necessary to support a growing economy. A consumer with less disposable income means fewer retail sales, which weakens demand for goods and services and ultimately hurts companies, job growth, and the economy's bottom line. The flip side of inflation can be just as concerning. If inflation rises too quickly from an overheated economy, the cost to companies of raw materials for producing goods and services may outpace consumers' willingness to pay for them. Again, this could ultimately result in fewer goods and services purchased and a slowdown in the economy.

The Fed walks a tightrope in trying to balance growth and inflation. It has recently dismissed reports that inflation is a major concern, while acknowledging its growing presence. It currently does not believe that consumer spending will decrease below the level necessary to support a growing economy. It has continued to raise the federal funds rate in order to wring out any excess monetary stimulation of the past few years. These increases also serve to preempt inflationary pressures by slowing the economic expansion somewhat.

Looking forward, we believe the economic recovery to be real. We also believe that the economy will continue to grow, at a slightly higher than moderate pace. Further, we believe the Fed will continue its tightening cycle by raising short-term interest rates at a steady clip for the foreseeable future. This should bode well for Opus Cash Reserves, as higher rates may translate into higher yields. We expect that our strategy for the second quarter of 2005 will be to continue to maintain a relatively short average maturity and emphasize floating-rate securities.

Sincerely,

Eric M. Trigilio, CFA
Vice President, Portfolio Manager

The Fund is neither insured nor guaranteed by the U.S. government, the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

*The Salomon Smith Barney Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market and is an average of the last three Three-Month Treasury bill issues.

                               OPUS CASH RESERVES
                 PORTFOLIO SUMMARY - March 31, 2005 (Unaudited)

SECTOR BREAKDOWN*

     74.9%   Commercial Paper
     20.5%   Corporate Notes
      4.0%   Banker's Note
      0.7%   Investment Companies
     (0.1)%  Net Other Assets and Liabilities
    -----
    100.0%
    =====

                      * The portfolio's sector breakdown is
         expressed as a percentage of net assets and may vary over time.

                              OPUS INVESTMENT TRUST

                           EXPENSE EXAMPLE (Unaudited)

As a shareholder of Opus Cash Reserves (the "Fund"), you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 18, 2004 (commencement of operations) to March 31, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid during the period.

Hypothetical Expense Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

                                                                         Expenses Paid During
                                        Beginning                               Period*
                                      Account Value                        November 18, 2004
                                    November 18, 2004       Ending         (Commencement of
                                    (Commencement of     Account Value      Operations) to
Opus Cash Reserves                     Operations)      March 31, 2005      March 31, 2005
Actual                               $         1,000     $     1008.20      $          0.66
Hypothetical (5% return before
expenses)/1/                         $         1,000     $     1017.70      $          0.67

* Expenses are equal to the Fund's annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 134/365 (to reflect the actual period November 18, 2004 (commencement of operations) to March 31,
2005).

/1/ Assuming that the annualized expense ratio of 0.18% was constant for a full six-month period ended March 31, 2005, the Hypothetical Ending Account Value and the Hypothetical Expenses Paid During Period would have been $1,024.03 and $0.91, respectively, for the one-half year period ended March 31, 2005.

                               OPUS CASH RESERVES
              PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited)

Par Value                                                                Value
---------                                                     ----------------
CORPORATE NOTES -- 20.5%
                Auto Manufacturers - 7.0%
$   5,000,000   American Honda Finance, MTN (a)(b)
                2.71%, 12/06/05                               $      5,000,000
    2,000,000   BMW U.S. Capital (a)(b)
                2.82%, 4/18/06                                       2,000,000
                                                              ----------------
                                                                     7,000,000
                                                              ----------------
                Banks - 8.3%
    2,000,000   American Express Centurion (a)
                2.76%, 7/12/05                                       1,999,897
    1,305,000   Wachovia Corp.
                6.875%, 9/15/05                                      1,325,692
    5,000,000   Wells Fargo & Co., MTN (a)
                3.02%, 6/17/05                                       5,000,112
                                                              ----------------
                                                                     8,325,701
                                                              ----------------
                Banks - Foreign Banks & Branches - 3.2%
    3,250,000   Royal Bank of Scotland (a)
                2.78%, 6/20/05                                       3,249,726
                                                              ----------------
                Diversified Financial Services - 2.0%
    2,000,000   Credit Suisse First Boston (a)
                2.73%, 1/06/06                                       2,000,114
                                                              ----------------
                Total Corporate Notes
                (cost $20,575,541)                                  20,575,541
                                                              ----------------
COMMERCIAL PAPER (c) -- 74.9%
                Banks - 2.0%
    2,000,000   Dexia Delaware LLC
                2.87%, 5/20/05                                       1,992,187
                                                              ----------------
                Banks - Foreign Banks & Branches - 3.1%
    3,067,000   Nieuw Amsterdam Receivables Corp. (b)
                2.70%, 4/07/05                                       3,065,620
                                                              ----------------
                Commercial Services - 4.0%
    4,000,000   First Data Corp.
                2.75%, 4/06/05                                       3,998,472
                                                              ----------------
                Diversified Financial Services - 60.7%
    4,000,000   Amsterdam Funding (b)
                2.74%, 4/05/05                                       3,998,782
    4,000,000   Asset One Securitization (b)
                2.80%, 4/15/05                                       3,995,645
    4,000,000   Citigroup Global Markets
                2.78%, 4/04/05                                       3,999,073


                       See notes to financial statements.

                               OPUS CASH RESERVES
        PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited) (continued)

Par Value                                                                Value
---------                                                     ----------------
COMMERCIAL PAPER (c) -- continued
                Diversified Financial Services - continued
$   4,000,000   Goldman Sachs
                2.80%, 4/08/05                                $      3,997,822
    3,000,000   Govco, Inc. (b)
                2.83%, 4/01/05                                       3,000,000
    4,000,000   HBOS Treasury Services
                2.59%, 4/07/05                                       3,998,273
    2,600,000   International Lease Finance Corp.
                2.59%, 4/06/05                                       2,599,065
    5,000,000   Koch Industries, Inc. (b)
                2.81%, 4/01/05                                       5,000,000
    4,000,000   Lehman Brothers Holdings
                2.85%, 4/01/05                                       4,000,000
    4,000,000   Morgan Stanley
                2.78%, 4/14/05                                       3,995,985
    2,200,000   Park Granada LLC (b)
                2.85%, 4/01/05                                       2,200,000
    2,000,000   Preferred Receivables Funding Corp. (b)
                2.77%, 4/01/05                                       2,000,000
    3,000,000   Rabobank USA Finance Corp.
                2.82%, 4/01/05                                       3,000,000
    3,000,000   Swiss Re Financial Products (b)
                2.99%, 6/22/05                                       2,979,568
    4,000,000   Three Pillars Funding (b)
                2.80%, 4/20/05                                       3,994,089
    4,000,000   UBS Finance Delaware LLC
                2.79%, 4/01/05                                       4,000,000
    4,000,000   Variable Funding (b)
                2.76%, 4/01/05                                       4,000,000
                                                              ----------------
                                                                    60,758,302
                                                              ----------------
                Hand & Machine Tools - 2.2%
    2,200,000   Stanley Works (b)
                2.88%, 5/24/05                                       2,190,672
                                                              ----------------
                Telecommunications - 2.9%
    2,930,000   SBC Communications, Inc. (b)
                2.80%, 4/14/05                                       2,927,038
                                                              ----------------
                Total Commercial Paper
                (cost $74,932,291)                                  74,932,291
                                                              ----------------


                       See notes to financial statements.

                               OPUS CASH RESERVES
        PORTFOLIO OF INVESTMENTS - March 31, 2005 (Unaudited) (continued)

Par Value                                                             Value
---------                                                     -------------
CERTIFICATES OF DEPOSIT -- 4.0%

$   4,000,000  Bank of America
               2.86%, 5/16/05                                 $   4,000,000
                                                              -------------
               Total Certificates of Deposit
               (cost $4,000,000)                                  4,000,000
                                                              -------------

Shares
------
INVESTMENT COMPANIES -- 0.7%

      407,184  Barclays Prime Money Market Fund                     407,184
      335,828  Merrill Lynch Premier Institutional Fund             335,828
                                                              -------------
               Total Investment Companies
               (cost $743,012)                                      743,012
                                                              -------------

Total Investments - 100.1%
(Cost $100,250,844)                                             100,250,844
                                                              -------------
Net Other Assets and Liabilities - (0.1)%                          (150,239)
                                                              -------------
Total Net Assets--100.0%                                      $ 100,100,605
                                                              =============

----------
(a) Variable rate security. The rate shown reflects rate in effect at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2005, these securities amounted to $46,351,414 or 46.3% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(c)  Effective yield at time of purchase.

MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (See Note 2)

At March 31, 2005, the aggregate cost of investment securities for tax purposes was $100,250,844.


                       See notes to financial statements.

OPUS CASH RESERVES
Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Cost $100,250,844)                $    100,250,844
  Cash                                                              30,737
  Receivables:
    Investments sold                                            14,999,842
    Interest                                                        49,125
                                                          ----------------
      Total Assets                                             115,330,548
                                                          ----------------
LIABILITIES:
  Payables:
    Accrued Management fee                                          15,778
    Securities purchased                                        14,998,822
    Dividends                                                      215,343
                                                          ----------------
    Total Liabilities                                           15,229,943
                                                          ----------------

NET ASSETS:                                               $    100,100,605
                                                          ================
NET ASSETS consist of:
  Paid in capital                                         $    100,100,609
  Net realized loss on investments                                      (4)
                                                          ----------------
TOTAL NET ASSETS                                          $    100,100,605
                                                          ================
Shares of beneficial interest outstanding                      100,100,609
Net asset value, offering price and repurchase
 per share (Net Assets / Shares Outstanding)              $           1.00
                                                          ================


                       See notes to financial statements.

OPUS CASH RESERVES
Statement of Operations
For the period November 18, 2004* through March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                 $     1,003,927
                                                           ---------------
EXPENSES:
  Management fees                                                   92,059
                                                           ---------------
    Total Expenses before waiver                                    92,059
  Less expense waiver                                              (16,738)
                                                           ---------------
    Net Expenses                                                    75,321
                                                           ---------------
    Net Investment Income                                          928,606
REALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                      (4)
                                                           ---------------
Net increase in net assets resulting from operations       $       928,602
                                                           ===============

* Commencement of operations.


                       See notes to financial statements.

OPUS CASH RESERVES
Statements of Changes in Net Assets
For the period November 18, 2004* through March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                          $      928,606
  Net realized loss on investments                                           (4)
                                                                 --------------
    Net increase in net assets resulting from operations                928,602
                                                                 --------------
Dividends from net investment income                                   (928,606)
                                                                 --------------
Capital Share Transactions:
  Proceeds from shares sold                                         270,945,523
  Issued on reinvestment of dividends                                     1,452
  Cost of shares repurchased                                       (170,846,366)
                                                                 --------------
  Net increase in net assets resulting from shares transactions     100,100,609
                                                                 --------------
    Increase in Net Assets                                          100,100,605

NET ASSETS:
  Beginning of period                                                         -
                                                                 --------------
  End of period                                                  $  100,100,605
                                                                 ==============
OTHER INFORMATION:
Share Transactions:
  Sold                                                              270,945,523
  Issued on reinvestment of dividends                                     1,452
  Repurchased                                                      (170,846,366)
                                                                 --------------
    Net increase in shares outstanding                              100,100,609
                                                                 ==============

* Commencement of operations.


                       See notes to financial statements.

OPUS CASH RESERVES
Financial Highlights
For the period November 18, 2004* through March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

PER SHARE DATA:
Net asset value at beginning of period                    $         1.00
                                                          --------------
Net investment income                                              0.008
                                                          --------------
Dividends from net investment income                              (0.008)
                                                          --------------
Net asset value at end of period                          $         1.00
                                                          ==============
TOTAL RETURN**                                                      0.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)               $      100,101
Ratios to average net assets of:
  Expenses, net of management fee waiver                            0.18% ***
  Expenses, prior to management fee waiver                          0.22% ***
  Net investment income, net of management fee waiver               2.22% ***

*   Commencement of operations.
**  Not Annualized.
*** Annualized.


                       See notes to financial statements.

                              OPUS INVESTMENT TRUST

                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.   ORGANIZATION

Opus Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is comprised of one portfolio: Opus Cash Reserves, a money market fund (the "Fund"). The Fund has established two classes of shares, Class I and Class R shares. Class R shares are not being offered. The Fund commenced operations on November 18, 2004. The accompanying financial statements and financial highlights are those of Class I shares of the Fund.

In the opinion of management, the unaudited financial statements reflect all adjustments, which consist of normal and recurring adjustments, necessary to present fairly the financial position of the Fund at March 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period November 18, 2004 (commencement of operations) to March 31, 2005.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a - 7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Security Transactions and Investment Income: Security transactions are recorded as of the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Fund from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

Federal Income Taxes: The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly for the Fund. The Fund declares and distributes all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Expenses: Under an arrangement among the Trust and the Board of Trustees for the fiscal year ending September 30, 2005, the independent Trustees are paid no compensation for their services.

3.   INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Management Fees: Opus Investment Management, Inc. (the "Manager"), a direct, wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"), serves as investment manager to the Fund. Under the terms of the management agreement, the Fund pays a management fee, calculated daily and payable monthly, at an annual rate of 0.22% of the Fund's average daily net assets. The Manager is responsible for the payment of all expenses incurred in the operation of the Fund except for certain non-recurring and extraordinary expenses, taxes, interest, fees paid to the independent Trustees, brokerage fees and commissions and certain other expenses.

4.   REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

The Manager has contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.18%. This waiver and/or expense reimbursement will remain in effect until September 30, 2005. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Manager are subject to reimbursement by the Fund for the year in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding this expense limitation. For the period November 18, 2005 (commencement of operations) through March 31, 2005, the management fee waiver amounted to $16,738.

Effective May 16, 2005, the Manager has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.08%. The implementation of a voluntary expense waiver and/or reimbursement in any year does not bind the investment manager to implement future expense limitations with respect to the Fund. This expense waiver and/or reimbursement may be terminated by the investment manager at any time.

5.   SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of the Fund, each without a par value. At March 31, 2005, First Allmerica Financial Life Insurance Company, a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company, a wholly-owned subsidiary of AFC, owned 100,609 shares or 0.1% of the Fund and The Bank of New York, as agent for it's security lending clients consisting of multiple subsidiaries and affiliates of AFC, owned 100,000,000 shares or 99.9% of the Fund.

6.   FOREIGN SECURITIES

The Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

                              OPUS INVESTMENT TRUST

                       REGULATORY DISCLOSURES (Unaudited)

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in Opus Cash Reserves (the "Fund") is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued by some U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), are not backed by the full faith and credit of the U.S. Government. No assurances can be given that the U.S. Government would provide financial support to a U.S. Government-sponsored instrumentality if not obligated to do so.

Opus Investment Trust (the "Trust") files complete schedules of portfolio holdings of the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

During the period November 18, 2004 (commencement of operations) to March 31, 2005, the Fund did not vote proxies relating to its portfolio securities because the Fund invests exclusively in non-voting securities.

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Items 6. Schedule of Investments.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Below are procedures by which shareholders may recommend nominees to the Board of Trustees.

          Procedures for Shareholders to Submit Nominee Candidates for
Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust

          A Trust shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee's consideration.

          1. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to: Governance Committee Chair, [insert name of Trust], c/o Secretary, 440 Lincoln Street, Mail Stop N440, Worcester, MA 01653.

          2. With respect to Allmerica Securities Trust, the Shareholder Recommendation must be delivered to or mailed and received at the address above not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

          3. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the class or series and number of all shares of the Trust or series thereof owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of Trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the class or series and number of all shares of the Trust or series thereof owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-CSR, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

     (b)  Changes to internal control over financial reporting: Not applicable

Item  12. Exhibits.

(a) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Opus Investment Trust

By:    /s/ John P. Kavanaugh
      ------------------------------------
Name:  John P. Kavanaugh
Title: President and Chairman
Date:  April 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John P. Kavanaugh
      -----------------------------------
Name:  John P. Kavanaugh
Title: President and Chairman
Date:  April 21, 2005

By:    /s/ Paul T. Kane
      -----------------------------------
Name:  Paul T. Kane
Title: Assistant Vice President and Treasurer
       (Principal Accounting Officer and Principal Financial Officer)

Date:  April 21, 2005